UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT
OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number:	811-7803

Name of Registrant:	Vanguard Treasury Fund

Address of Registrant:	P.O. Box 2600 Valley Forge, PA 19482

Name and address of agent for service:	R. Gregory Barton, Esquire P.O. Box 876 Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end:	August 31

Date of reporting period:	September 1, 2004 - February 28, 2005

Item 1:	Reports to Shareholders

Vanguard® Treasury Fund

February 28, 2005

CONTENTS

1	CHAIRMAN'S LETTER

5	ADVISOR'S REPORT

7	FUND PROFILES

8	GLOSSARY OF INVESTMENT TERMS

9	PERFORMANCE SUMMARIES

13	ABOUT YOUR FUND'S EXPENSES

15	FINANCIAL STATEMENTS

SUMMARY
•	The Vanguard Money Market Funds provided six-month returns that ranged from 0.8% to 1.0%.

•	The Federal Reserve Board raised the target federal funds rate four times during the period, lifting money market yields.

•	Vanguard's low costs and astute money management helped the funds to outpace their average competitors over both the 6- and the 12-month periods ended February 28, 2005.

VANGUARD’S PLEDGE TO CLIENTS

We recognize that your relationship with Vanguard rests on the twin pillars of trust and excellence, each of which is built upon the character of our people. Our Pledge to Clients reflects our ongoing efforts to deserve your trust and to continually improve so that we can offer you excellence in all that we do.

We will:

•	Put your interests first at all times.

•	Continually seek to earn your trust by adhering to the highest standards of ethical behavior and fiduciary responsibility.

•	Strive to be the highest-value provider of investment services, which means outstanding investment performance and service, both at the lowest possible cost.

•	Communicate candidly not only about the rewards of investing but also about the risks and costs.

•	Maintain highly effective controls to safeguard your assets and protect your confidential information.

•	Invest a majority of our personal assets alongside yours.

Please note: The opinions expressed in this report are just that--informed opinions. They should not be considered promises or advice. Also, please keep in mind that the information and opinions cover the period through the date on the cover of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.

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CHAIRMAN'S LETTER

Dear Shareholder,

Short-term interest rates continued to rise during the six months ended February 28, 2005, which was good news for money market investors. All four Vanguard Money Market Funds saw their annualized yields rise by roughly 1 percentage point during the fiscal half-year.

As the table below shows, each fund returned more than the average for its peer group. Because six months is such a short time frame, the table also presents returns for the past 12 months. Here, too, our funds outpaced their average peers. The share price of each fund held steady at $1, as is expected but not guaranteed.

YIELDS ROSE FOR SHORT- AND INTERMEDIATE-TERM BONDS

During the past six months, investors tried to digest and act on conflicting information: generally positive economic indicators but relatively modest job growth; surging commodity prices but modest inflation for most other goods and services; and a falling U.S. dollar that was seen as either a boon or a bane to the economy, depending on the pundit.

Total Returns
	Six Months Ended February 28, 2005		Twelve Months Ended February 28, 2005
Vanguard Money Market Fund	Vanguard Fund	Average Competing Fund*	Vanguard Fund	Average Competing Fund*
Prime
Investor Shares (Yield**: 2.28%)	0.9%	0.6%	1.3%	0.8%
Institutional Shares† (Yield**: 2.49%)	1.0	0.8	1.6	1.2

Federal (Yield**: 2.25%)	0.9%	0.6%	1.3%	0.8%

Treasury (Yield**: 2.10%)	0.8%	0.6%	1.2%	0.8%

Admiral Treasury†† (Yield**: 2.26%)	0.9%	0.6%	1.4%	0.8%

*For the Prime and Federal Money Market Funds, derived from data provided by Lipper Inc.; for the Treasury and Admiral Treasury Money Market Funds, data provided by iMoneyNet, Inc.
**SEC 7-day annualized yield as of February 28, 2005. The yield of a money market fund more closely reflects the current earnings of the fund than its total return.
†Minimum initial investment is $10 million.
††Minimum initial investment is $50,000.

However, one thing remained constant: The Federal Reserve Board continued its gradual shift in monetary policy, moving away from its “accommodative” stance of keeping interest rates very low. Feeling the economy was on the right track, but wanting to preempt any surge in inflation, the Fed raised its target for the federal funds rate (the interest rate charged for overnight loans between banks) four times by 25 basis points (0.25 percentage point) during the six months, bringing the target rate to 2.50%.

Short-term securities and, eventually, intermediate-term bonds felt the ripples. The yield of the 3-month U.S. Treasury bill, a proxy for money market yields, rose 117 basis points during the fiscal half-year to end at 2.75%. The yield of the 10-year Treasury note rose 26 basis points to 4.38%. However, yields of longer-term bonds, which are determined far more by market forces than by Fed moves, were lower at the end of the period than at the beginning.

Market Barometer		Total Returns Periods Ended February 28, 2005
		Six Months	One Year	Five Years*
Bonds	Lehman Aggregate Bond Index	1.3%	2.4%	7.5%
	(Broad taxable market)
	Lehman Municipal Bond Index	2.4	3.0	7.2
	Citigroup 3-Month Treasury Bill Index	0.9	1.4	2.7
Stocks	Russell 1000 Index (Large-caps)	10.8%	7.5%	-0.9%
	Russell 2000 Index (Small-caps)	16.4	9.5	3.2
	Dow Jones Wilshire 5000 Index	11.6	7.9	-1.2
	(Entire market)
	MSCI All Country World Index
	ex USA (International)	22.8	20.1	1.2
CPI	Consumer Price Index	1.2%	3.0%	2.5%
*Annualized

With price declines partly offsetting interest income, the total return of the overall taxable investment-grade bond market (as measured by the Lehman Brothers Aggregate Bond Index) was a modest 1.3%. Below-investment-grade bonds, as measured by the Lehman High Yield Index, returned 7.5%, as investors' appetite for yield kept these higher-risk securities' prices aloft. Municipal bonds generally outpaced their taxable peers even before factoring in their tax advantages.

STOCKS SURGED AFTER THE NOVEMBER ELECTION

In aggregate, stocks moved higher, particularly after it was clear that November's presidential election was not going to reprise the protracted 2000 contest. The Dow Jones Wilshire 5000 Composite Index, a proxy for the broad U.S. equity market, posted a strong six-month return of 11.6%

As they have for the past five years, mid- and small-capitalization stocks outpaced large-caps. Among the latter, value stocks--those whose prices are low relative to company earnings, book value, or other measures--generally outperformed their growth counterparts, but the trend was reversed among small-caps. Returns were positive across industry sectors, with energy-related stocks notching the highest results, boosted in part by crude oil prices that stayed above $40 a barrel through most of the period, at one point reaching a record of nearly $56.

In overseas markets, stock returns were generally superior to those seen in the United States. And the returns abroad were further augmented for U.S.-based investors by the weakness of the U.S. dollar, which reached multiyear lows relative to other major currencies near the end of calendar 2004.

RISING YIELDS IMPROVED MONEY MARKET RETURNS

The 6- and 12-month returns of the Vanguard Money Market Funds were in line with those of the Citigroup 3-Month U.S. Treasury Bill Index, which returned 0.9% and 1.4% for the respective periods. That is no mean feat, given that theoretical indexes incur none of the real-world operating expenses that mutual funds must bear.

Prudent money management by the funds' investment advisor, Vanguard's Fixed Income Group, coupled with Vanguard's low costs, has resulted in our funds' outpacing their average competitors not just during the half-year, but over the long run as well. Because managers of money market funds with similar objectives generally fish from the same pond, costs are especially crucial. The expense ratios for our funds--meaning their operating costs as a percentage of average net assets--are typically a fraction of the averages for their peer groups. (For more information, see pages 13 and 14.) This means more of the funds' gross returns go into your pocket.

Topping the peer-group returns is gratifying, but with yields having risen over the past several months and possibly more increases ahead, our money market shareholders can hope to be rewarded with higher absolute returns as well. For much of the past four years, short-term interest rates were stuck at levels not seen since 1962 or earlier. The table on page 4 compares our funds' annualized yields on February 28 with their yields 6 and 12 months earlier. It's important to keep in mind that, when it comes to money market funds, current yields are a better predictor of future performance than past returns.

REMEMBER THE GOLDEN MEAN

Whether interest rates are rising or falling, money market funds can have a valuable role in any portfolio, providing stability of principal and the liquidity to meet short-term needs, along with a modest income. That said, they should not be your only investments. Portfolios diversified across asset classes--including stocks and bonds--have historically provided the kind of returns that can better meet long-term financial objectives.

Changes in Yields

	SEC 7-Day Annualized Yield
Money Market Fund	February 28, 2005	August 31, 2004	February 29, 2004
Prime
Investor Shares	2.28%	1.21%	0.74%
Institutional Shares	2.49	1.44	0.96
Federal	2.25	1.23	0.72
Treasury	2.10	1.14	0.67
Admiral Treasury	2.26	1.32	0.84

If some investors were irrationally exuberant in the late 1990s, overloading on stocks before the bear market of 2000–2002, others might have been overly cautious since then, overloading on bonds or cash and thereby missing out on the stock rally that followed. In a world that constantly vacillates between excesses, it helps to keep in mind the wisdom of the ancient philosophers: The ideal is found in the mean between extremes.

Financially, a balanced portfolio with an asset allocation suitable for your goals, time horizon, and risk tolerance is the best course. Such a portfolio will let you partake of the rewards of the best-performing assets while mitigating the risks of the worst-performing assets. For those interested in how to construct a balanced portfolio, Vanguard.com provides many interactive and easy-to-use tools.

Thank you for entrusting your hard-earned dollars to us.

Sincerely,

John J. Brennan

CHAIRMAN AND CHIEF EXECUTIVE OFFICER

MARCH 9, 2005

ADVISOR’S REPORT

During the past six months, the Vanguard Money Market Funds benefited from the consistent rise in short-term interest rates. At the start of the period, the annualized yields of all four funds were below 1.50%; at the end of the first half of fiscal 2005, yields ranged from 2.10% for Vanguard Treasury Money Market Fund to 2.49% for the Institutional Shares of Vanguard Prime Money Market Fund. All the funds produced higher returns than their peer-group averages.

THE INVESTMENT ENVIRONMENT

The Federal Reserve Board’s steady hikes in the federal funds rate were the major theme in the fixed income markets. In four separate actions, the Fed raised its target rate to 2.50%, from 1.50% at the start of the period. Among long-maturity bonds, the impact was limited. (In fact, the yield of the 30-year U.S. Treasury bond declined slightly.) But the Fed’s actions reverberated through the short and intermediate portions of the yield curve. The yield of the 3-month Treasury bill, which started the period at 1.58%, finished the fiscal half-year at 2.75%.

We expect further rate increases over the course of 2005. The Fed has clearly stated that its goal is to move the federal funds rate from an accommodative level to a neutral level, though neutral is an ambiguous target that varies over time. Policy makers can be sure they’ve reached neutral only when they receive confirmation in the form of sustainable economic growth without inflationary pressure.

Investment Philosophy

The funds reflect a belief that the highest level of current income consistent with capital preservation and liquidity can be provided by holding high-quality money market instruments issued by financial institutions, nonfinancial corporations, the U.S. government, and federal agencies.

Rising rates have been good news for money market investors. For several years, yields have been very low. Adjusted for inflation, in fact, money market instruments have been hovering at generational lows. The Fed’s recent hikes have begun to push yields back toward more normal levels.

OUR INVESTMENT APPROACH

During the six months, we maintained shorter-than-average maturities in Vanguard Prime and Federal Money Market Funds to take advantage of rising rates. By investing in securities with shorter maturities, we can reinvest the proceeds more frequently and, in a rising rate environment, at more attractive rates.

In the Treasury and Admiral Treasury Money Market Funds, by contrast, we maintained longer-than-average maturities. We adopted this approach because of the steepness in the Treasury yield curve, which made longer-maturity securities more attractive, even amid rising rates.

As always, the Prime Money Market Fund maintained broad diversification across issuers with superior credit-quality characteristics. We continued to have significant weightings in Treasuries and securities issued by government agencies, as well as in highly rated liquid bank obligations.

In the Federal Money Market Fund, we maintained broad diversification across agency issuers. We also held a sizable position in Treasuries to enhance the quality and liquidity of the portfolio.

We should note that prudent portfolio management is only one contributor to our record of strong performance relative to peer funds. Low costs are another. High costs can absorb a significant portion of the return produced by money market instruments. Low costs are critical to delivering outperformance.

David R. Glocke, PRINCIPAL

VANGUARD FIXED INCOME GROUP

MARCH 14, 2005

FUND PROFILES
As of 2/28/2005	These Profiles provide a snapshot of each fund's characteristics. Key terms are Defined on page 8.

PRIME MONEY MARKET FUND
Financial Attributes

Yield
Investor Shares	2.3%
Institutional Shares	2.5%
Average Weighted Maturity	36 days
Average Quality*	Aa1
Expense Ratio
Investor Shares	0.29%**
Institutional Shares	0.08%**

Sector Diversification (% of portfolio)

Treasury/Agency	21%
Banker's Acceptances	2
Finance
Certificates of Deposit	37
Commercial Paper	28
Other	12

Total	100%

FEDERAL MONEY MARKET FUND

Financial Attributes

Yield	2.3%
Average Weighted Maturity	38days
Average Quality*	Aaa
Expense Ratio	0.29%**

Sector Diversification (% of portfolio)

Treasury/Agency	77%
Other	23

Total	100%

*Moody's Investors Service.
**Annualized.

Distribution by Credit Quality* (% of portfolio)
Aaa	38%
Aa	61
A	1

Total	100%

Distribution by Credit Quality* (% of portfolio)

Aaa	100%

         Visit our website at Vanguard.com
for regularly updated fund information.

FUND PROFILES (CONTINUED)

TREASURY MONEY MARKET FUND

Financial Attributes

Yield	2.1%
Average Weighted Maturity	49 days
Average Quality*	Aaa
Expense Ratio	0.29%**

ADMIRAL TREASURY
MONEY MARKET FUND

Financial Attributes

Yield	2.3%
Average Weighted Maturity	48 days
Average Quality*	Aaa
Expense Ratio	0.12%**

*Moody's Investors Service.
**Annualized.

Sector Diversification (% of portfolio)

Treasury	100%

Distribution by Credit Quality* (% of portfolio)

Aaa	100%

Sector Diversification (% of portfolio)

Treasury	100%

Distribution by Credit Quality* (% of portfolio)

Aaa	100%

GLOSSARY OF INVESTMENT TERMS

Average Quality. An indicator of credit risk, this figure is the average of the ratings assigned to a fund’s fixed income holdings by credit-rating agencies. The agencies make their judgment after appraising an issuer’s ability to meet its obligations. Quality is graded on a scale, with Aaa or AAA indicating the most creditworthy bond issuers. U.S. Treasury securities are considered to have the highest credit quality.

Average Weighted Maturity. The average length of time until fixed income securities held by a fund reach maturity and are repaid. The figure reflects the proportion of fund assets represented by each security.

Expense Ratio. The percentage of a fund’s average net assets used to pay its annual administrative and advisory expenses. These expenses directly reduce returns to investors.
Yield. A snapshot of a fund’s interest income. The yield is expressed as a percentage of the fund’s net asset value. For money market funds, yield is based on income earned over the past seven days and is annualized, or projected forward for the coming year.

PERFORMANCE SUMMARIES
As of 2/28/2005	Investment returns will fluctuate. All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the funds. (For performance data current to the most recent month-end, which may be higher or lower than that cited, visit our website at www.vanguard.com.) The returns shown do not reflect taxes that a shareholder would pay on fund distributions. An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the funds seek to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the funds. The annualized yields shown reflect the current earnings of the funds more closely than do the average annual returns.

PRIME MONEY MARKET FUND
Fiscal-Year Total Returns (%) August 31, 1994-February 28, 2005
	Prime Money Market Fund Investor Shares	Average Fund*		Prime Money Market Fund Investor Shares	Average Fund*
Fiscal	Total	Total	Fiscal	Total	Total
Year	Return	Return	Year	Return	Return
1995	5.6%	5.1%	2001	5.4%	4.8%
1996	5.4	4.9	2002	2.1	1.4
1997	5.4	4.8	2003	1.1	0.6
1998	5.5	4.9	2004	0.8	0.4
1999	5.0	4.4	2005**	0.9	0.6
2000	5.9	5.3
*Average Money Market Fund; derived from data			SEC 7-Day Annualized Yield (2/28/2005): 2.28%
provided by Lipper Inc.
**Six months ended February 28, 2005.
Note: See Financial Highlights tables on pages 31 and 32 for dividend information.

Average Annual Total Returns for periods ended December 31, 2004

This table presents average annual total returns through the latest calendar quarter-rather than through the end of the fiscal period. Securities and Exchange Commission rules require that we provide this information.

		One	Five	Ten Years
	Inception Date	Year	Years	Capital	Income	Total

Prime Money Market Fund
Investor Shares	6/4/1975	1.11%	2.80%	0.00%	4.09%	4.09%
Institutional Shares*	10/3/1989	1.33	3.01	0.00	4.28	4.28

*Prior to October 28, 1995, total returns are for Vanguard Institutional Money Market Portfolio.

PERFORMANCE SUMMARIES (CONTINUED)

FEDERAL MONEY MARKET FUND

Fiscal-Year Total Returns (%) August 31, 1994-February 28, 2005

		Average			Average
	Federal Money Market Fund	Fund*		Federal Money Market Fund	Fund*
Fiscal	Total	Total	Fiscal	Total	Total
Year	Return	Return	Year	Return	Return
1995	5.6%	5.0%	2001	5.4%	4.8%
1996	5.4	4.9	2002	2.1	1.5
1997	5.3	4.8	2003	1.1	0.7
1998	5.4	5.0	2004	0.8	0.4
1999	4.9	4.4	2005**	0.9	0.6
2000	5.8	5.3
*Average Government Money Market Fund; derived from			SEC 7-Day Annualized Yield (2/28/2005): 2.25%
data provided by Lipper Inc.
**Six months ended February 28, 2005.
Note: See Financial Highlights table on page 32 for dividend information.

Average Annual Total Returns for periods ended December 31, 2004

This table presents average annual total returns through the latest calendar quarter-rather than through the end of the fiscal period. Securities and Exchange Commission rules require that we provide this information.

		One	Five	Ten Years
	Inception Date	Year	Years	Capital	Income	Total

Federal Money Market Fund	7/13/1981	1.08%	2.78%	0.00%	4.05%	4.05%

TREASURY MONEY MARKET FUND

Fiscal-Year Total Returns (%) August 31, 1994-February 28, 2005

		Average			Average
	Treasury Money Market Fund*	Fund**		Treasury Money Market Fund*	Fund**
Fiscal	Total	Total	Fiscal	Total	Total
Year	Return	Return	Year	Return	Return
1995	5.3%	5.0%	2001	5.1%	4.7%
1996	5.2	4.8	2002	2.0	1.6
1997	5.1	4.8	2003	1.0	0.7
1998	5.1	4.8	2004	0.7	0.4
1999	4.5	4.2	2005†	0.8	0.6
2000	5.4	5.0
*Prior to December 2, 1996, known as the			SEC 7-Day Annualized Yield (2/28/2005): 2.10%
U.S. Treasury Portfolio.
**iMoneyNet Money Fund Report's Average 100% Treasury Fund.
†Six months ended February 28, 2005.
Note: See Financial Highlights table on page 33 for dividend information.

Average Annual Total Returns for periods ended December 31, 2004

This table presents average annual total returns through the latest calendar quarter-rather than through the end of the fiscal period. Securities and Exchange Commission rules require that we provide this information.

		One	Five	Ten Years
	Inception Date	Year	Years	Capital	Income	Total

Treasury Money Market Fund*	3/9/1983	1.00%	2.61%	0.00%	3.82%	3.82%

*Prior to December 2, 1996, known as the U.S. Treasury Portfolio.

PERFORMANCE SUMMARIES (CONTINUED)

ADMIRAL TREASURY MONEY MARKET FUND
Fiscal-Year Total Returns (%) August 31, 1994-February 28, 2005
	Admiral Treasury Money Market Fund	Average Fund*		Admiral Treasury Money Market Fund	Average Fund*
Fiscal	Total	Total	Fiscal	Total	Total
Year	Return	Return	Year	Return	Return
1995	5.4%	5.0%	2001	5.3%	4.7%
1996	5.3	4.8	2002	2.1	1.6
1997	5.3	4.8	2003	1.2	0.7
1998	5.3	4.8	2004	0.9	0.4
1999	4.7	4.2	2005**	0.9	0.6
2000	5.5	5.0
*iMoneyNet Money Fund Report's			SEC 7-Day Annualized Yield (2/28/2005): 2.26%
Average 100% Treasury Fund.
**Six months ended February 28, 2005.
Note: See Financial Highlights table on page 34 for dividend information.

Average Annual Total Returns for periods ended December 31, 2004

This table presents average annual total returns through the latest calendar quarter-rather than through the end of the fiscal period. Securities and Exchange Commission rules require that we provide this information.

		One	Five	Ten Years
	Inception Date	Year	Years	Capital	Income	Total
Admiral Treasury Money Market Fund	12/14/1992	1.18%	2.78%	0.00%	4.00%	4.00%

ABOUT YOUR FUND'S EXPENSES

We believe it is important for you to understand the impact of costs on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table below illustrates your fund’s costs in two ways:

•	Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

•	Based on hypothetical 5% yearly return. This section is intended to help you compare your fund's costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case--because the return used is not the fund's actual return--the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate

Six Months Ended February 28, 2005

Money Market Fund	Beginning Account Value Aug. 31, 2004	Ending Account Value Feb. 28, 2005	Expenses Paid During Period*
Based on Actual Fund Return
Prime
Investor Shares	$1,000.00	$1,008.82	$1.44
Institutional Shares	1,000.00	1,008.89	0.40
Federal	1,000.00	1,008.58	1.44
Treasury	1,000.00	1,008.10	1.44
Admiral Treasury	1,000.00	1,008.96	0.60

Based on Hypothetical
5% Yearly Return
Prime
Investor Shares	$1,000.00	$1,023.36	$1.45
Institutional Shares	1,000.00	1,024.40	0.40
Federal	1,000.00	1,023.36	1.45
Treasury	1,000.00	1,023.36	1.45
Admiral Treasury	1,000.00	1,024.20	0.60

*The calculations are based on expenses incurred in the most recent six-month period. The funds’ annualized six-month expense ratios for that period are: for the Prime Money Market Fund, 0.29% for Investor Shares and 0.08% for Institutional Shares; for the Federal Money Market Fund, 0.29%; for the Treasury Money Market Fund, 0.29%; for the Admiral Treasury Money Market Fund, 0.12%. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period.

Annualized Expense Ratios:
Your fund compared with its peer group

Money Market Fund	Fund Expense Ratio	Peer Expense Ratio*
Prime
Investor Shares	0.29%	0.80%
Institutional Shares	0.08	0.45
Federal	0.29	0.73
Treasury	0.29	0.71
Admiral Treasury	0.12	0.71

*Peer groups are: for the Prime Money Market Fund Investor Shares, the Average Money Market Fund; for the Prime Money Market Fund Institutional Shares, the Average Institutional Money Market Fund; for the Federal Money Market Fund, the Average Government Money Market Fund; for the Treasury and Admiral Money Market Funds, the Average U.S. Treasury Money Market Fund. Peer-group expense ratios are derived from data provided by Lipper Inc. and capture information through year-end 2004.

expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that the expenses shown in the table on page 13 are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs or account maintenance fees. They do not include your fund’s low-balance fee, which is described in the prospectus (the fee does not apply to the Prime Money Market Fund’s Institutional Shares). If this fee were applied to your account, your costs would be higher. Your fund does not charge transaction fees, such as purchase or redemption fees, nor does it carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios for the past five years, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to the appropriate fund prospectus.

As of 2/28/2005	FINANCIAL STATEMENTS (UNAUDITED)

STATEMENT OF NET ASSETS

This Statement provides a detailed list of each fund’s holdings on the last day of the reporting period, including each security’s maturity date, coupon rate or yield to maturity at the time of purchase, and statement-date market value. Securities are grouped and subtotaled by type of instrument (U.S. government obligations, commercial paper, certificates of deposit, etc.). Other assets are added to, and liabilities are subtracted from, the value of Total Investments to calculate the fund’s Net Assets. Finally, Net Assets are divided by the outstanding shares of the fund to arrive at its share price, or Net Asset Value (NAV) Per Share. Each fund’s objective is to maintain a constant NAV of $1.00 per share.

At the end of the Statement of Net Assets of each fund, you will find a table displaying the composition of the fund’s net assets. Virtually the entire amount of net assets consists of Paid-in Capital (money invested by shareholders). Undistributed Net Investment Income is usually zero because the fund distributes its net income to shareholders as a dividend each day, and Accumulated Realized Gains (Losses) are very small because the fund seldom realizes any significant gains or losses on sales of securities.

Each fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at www.sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

Prime Money Market Fund	Yield^^	Maturity Date	Face Amount (000)	Market Value^ (000)
U.S. GOVERNMENT AND AGENCY OBLIGATIONS (21.4%)

Federal Home Loan Bank*	2.388%	3/18/2005	$ 240,000	$ 239,731
Federal Home Loan Bank*	2.423%	3/23/2005	667,000	666,017
Federal Home Loan Bank*	2.535%	4/15/2005	2,000,000	1,993,703
Federal Home Loan Bank*	2.632%	5/6/2005	925,000	920,565
Federal Home Loan Mortgage Corp.*	2.394%	3/15/2005	789,500	788,769
Federal Home Loan Mortgage Corp.*	2.494%	4/5/2005	42,000	41,899
Federal Home Loan Mortgage Corp.*	2.592%-2.597%	4/26/2005	1,047,000	1,042,802
Federal Home Loan Mortgage Corp.*	2.739%	5/24/2005	650,850	646,719
Federal National Mortgage Assn.*	2.582%-2.587%	4/20/2005	605,000	602,843
Federal National Mortgage Assn.*	2.607%	4/27/2005	1,240,000	1,234,915
Federal National Mortgage Assn.*	2.667%	5/11/2005	490,000	487,439
U.S. Treasury Bill	2.486%-2.491%	5/5/2005	1,500,000	1,493,306
U.S. Treasury Bill	2.713%	5/26/2005	392,000	389,476

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS
(Cost $10,548,184)				10,548,184

COMMERCIAL PAPER (27.5%)

Bank Holding Company (0.5%)
State Street Corp.	2.545%	3/23/2005	250,000	249,612

Finance-Auto (1.8%)
DaimlerChrysler Rev. Auto Conduit LLC	2.535%	3/4/2005	14,086	14,083
DaimlerChrysler Rev. Auto Conduit LLC	2.535%	3/7/2005	118,736	118,686

Prime Money Market Fund	Yield^^	Maturity Date	Face Amount (000)	Market Value^ (000)
DaimlerChrysler Rev. Auto Conduit LLC	2.414%	3/8/2005	$ 71,933	$ 71,899
DaimlerChrysler Rev. Auto Conduit LLC	2.534%	3/9/2005	75,194	75,152
DaimlerChrysler Rev. Auto Conduit LLC	2.535%	3/9/2005	61,186	61,152
DaimlerChrysler Rev. Auto Conduit LLC	2.434%	3/10/2005	72,296	72,252
DaimlerChrysler Rev. Auto Conduit LLC	2.535%	3/10/2005	83,234	83,181
DaimlerChrysler Rev. Auto Conduit LLC	2.535%	3/17/2005	35,000	34,961
DaimlerChrysler Rev. Auto Conduit LLC	2.631%	4/4/2005	27,794	27,725
Toyota Motor Credit	2.525%	3/18/2005 (1)	90,000	89,893
Toyota Motor Credit	2.525%	3/21/2005 (1)	100,000	99,860
Toyota Motor Credit	2.678%	5/2/2005 (1)	163,000	162,253

				911,097

Finance-Other (9.6%)
CRC Funding, LLC	2.478%	3/7/2005 (1)	100,000	99,959
CRC Funding, LLC	2.490%	3/15/2005 (1)	100,000	99,904
Cafco, LLC	2.478%	3/9/2005 (1)	100,000	99,945
Cafco, LLC	2.539%	3/11/2005 (1)	30,000	29,979
Cafco, LLC	2.603%	4/6/2005 (1)	145,000	144,624
Delaware Funding	2.535%	3/2/2005 (1)	40,000	39,997
Delaware Funding	2.535%	3/3/2005 (1)	35,000	34,995
General Electric Capital Corp.	2.687%	5/4/2005	725,000	721,559
General Electric Capital Corp.	2.728%	5/11/2005	500,000	497,328
GovCo Inc.	2.459%	3/10/2005 (1)	42,000	41,974
GovCo Inc.	2.566%	4/12/2005 (1)	91,500	91,228
GovCo Inc.	2.596%	4/18/2005 (1)	285,000	284,020
GovCo Inc.	2.637%	4/21/2005 (1)	19,000	18,929
GovCo Inc.	2.828%	5/19/2005 (1)	17,600	17,491
GovCo Inc.	2.849%	5/25/2005 (1)	25,000	24,833
IXIS Corp.	2.364%	3/9/2005 (1)	150,000	149,921
IXIS Corp.	2.434%	3/14/2005 (1)	100,000	99,913
IXIS Corp.	2.435%	3/16/2005 (1)	180,000	179,818
IXIS Corp.	2.526%	3/17/2005(1)	75,000	74,916
IXIS Corp.	2.592%	4/5/2005 (1)	49,000	48,877
IXIS Corp.	2.597%	4/22/2005 (1)	100,000	99,627
IXIS Corp.	2.666%	4/26/2005 (1)	100,000	99,588
IXIS Corp.	2.755%	5/9/2005 (1)	100,000	99,475
IXIS Corp.	2.766%	5/11/2005(1)	130,000	129,295
Old Line Funding Corp.	2.438%	3/1/2005 (1)	17,000	17,000
Old Line Funding Corp.	2.467%	3/2/2005 (1)	36,000	35,997
Old Line Funding Corp.	2.536%	3/7/2005 (1)	120,989	120,938
Old Line Funding Corp.	2.536%	3/8/2005 (1)	79,577	79,538
Old Line Funding Corp.	2.536%	3/14/2005(1)	25,578	25,555
Old Line Funding Corp.	2.536%	3/15/2005(1)	18,141	18,123
Old Line Funding Corp.	2.535%	3/17/2005(1)	80,053	79,963
Old Line Funding Corp.	2.535%	3/22/2005(1)	106,679	106,522
Park Avenue Receivable Corp.	2.535%	3/3/2005 (1)	52,500	52,493
Park Avenue Receivable Corp.	2.509%	3/17/2005(1)	70,489	70,411
Preferred Receivables Funding Co.	2.534%	3/14/2005(1)	100,000	99,909
Private Export Funding Corp.	2.455%	3/24/2005(1)	50,000	49,922
Ticonderoga Funding LLC	2.500%	3/14/2005(1)	35,170	35,138
Triple A One Funding Corp.	2.535%	3/1/2005 (1)	25,369	25,369
Triple A One Funding Corp.	2.439%	3/7/2005 (1)	133,109	133,054
Triple A One Funding Corp.	2.535%	3/8/2005 (1)	41,097	41,077

	Yield^^	Maturity Date	Face Amount (000)	Market Value^ (000)
Triple A One Funding Corp.	2.535%	3/10/2005(1)	$ 35,000	$ 34,978
Triple A One Funding Corp.	2.536%	3/11/2005(1)	56,143	56,104
Triple A One Funding Corp.	2.534%	3/15/2005(1)	11,598	11,587
Triple A One Funding Corp.	2.535%	3/17/2005(1)	38,000	37,957
Triple A One Funding Corp.	2.540%	3/22/2005(1)	77,736	77,621
Variable Funding Capital Corp.	2.535%	3/2/2005 (1)	31,000	30,998
Variable Funding Capital Corp.	2.544%	3/11/2005(1)	90,000	89,937
Variable Funding Capital Corp.	2.600%	3/29/2005(1)	96,000	95,807
Yorktown Capital LLC	2.606%	4/15/2005(1)	97,643	97,327

				4,751,520

Foreign Banks (12.1%)
ANZ (Delaware) Inc.	2.449%	3/11/2005	132,000	131,910
ANZ (Delaware) Inc.	2.455%	3/21/2005	195,000	194,736
ANZ (Delaware) Inc.	2.718%	5/9/2005	189,600	188,619
ANZ (Delaware) Inc.	2.788%	5/18/2005	80,949	80,463
Abbey National NA LLC	2.525%	3/7/2005	150,000	149,937
CBA (Delaware) Finance Inc.	2.363%	3/3/2005	24,000	23,997
CBA (Delaware) Finance Inc.	2.444%	3/15/2005	36,300	36,266
CBA (Delaware) Finance Inc.	2.445%	3/21/2005	100,000	99,865
CBA (Delaware) Finance Inc.	2.499%	4/4/2005	119,550	119,270
CBA (Delaware) Finance Inc.	2.525%	4/5/2005	48,000	47,883
CBA (Delaware) Finance Inc.	2.627%	4/26/2005	75,000	74,695
CBA (Delaware) Finance Inc.	2.829%	5/23/2005	31,000	30,799
Danske Corp.	2.524%	3/3/2005	90,775	90,762
Danske Corp.	2.454%	3/14/2005	141,790	141,661
Danske Corp.	2.525%	3/18/2005	310,000	309,631
Danske Corp.	2.445%	3/21/2005	435,000	434,412
Dexia Delaware LLC	2.399%	3/7/2005	62,500	62,475
Dexia Delaware LLC	2.687%	5/3/2005	347,000	345,379
Dexia Delaware LLC	2.738%	5/12/2005	80,000	79,565
Dexia Delaware LLC	2.797%	5/16/2005	59,375	59,026
Dexia Delaware LLC	2.798%	5/17/2005	90,000	89,465
Fortis Funding LLC	2.530%	3/9/2005 (1)	32,000	31,982
HBOS Treasury Services PLC	2.369%	3/7/2005	452,000	451,823
HBOS Treasury Services PLC	2.399%	3/9/2005	200,500	200,394
HBOS Treasury Services PLC	2.551%	4/11/2005	60,000	59,827
ING (U.S.) Funding LLC	2.399%	3/8/2005	78,200	78,164
ING (U.S.) Funding LLC	2.657%	4/27/2005	95,000	94,603
ING (U.S.) Funding LLC	2.787%	5/16/2005	30,000	29,825
Lloyds TSB Bank PLC	2.522%	3/22/2005	400,000	399,413
Lloyds TSB Bank PLC	2.788%	5/19/2005	21,000	20,872
Rabobank USA Financial Corp.	2.606%	4/18/2005	37,000	36,872
Rabobank USA Financial Corp.	2.796%	5/12/2005	21,000	20,883
Svenska Handelsbanken, Inc.	2.500%	4/4/2005	96,000	95,775
Svenska Handelsbanken, Inc.	2.768%	5/18/2005	491,500	488,571
UBS Finance (Delaware), Inc.	2.409%	3/3/2005	522,000	521,930
Westpac Capital Corp.	2.530%	4/6/2005	469,000	467,818
Westpac Capital Corp.	2.677%	4/28/2005	61,500	61,236
Westpac Trust NZ	2.432%	3/9/2005	46,475	46,450
Westpac Trust NZ	2.696%	5/4/2005	85,000	84,595

				5,981,849

Prime Money Market Fund	Yield^^	Maturity Date	Face Amount (000)	Market Value^ (000)
Foreign Finance-Other (0.3%)
Caisse Damortissement De La Dette	2.409%	3/4/2005	$ 155,000	$ 154,969

Foreign Industrial (1.8%)
Network Rail Finance PLC	2.384%	3/7/2005 (1)	200,000	199,921
Network Rail Finance PLC	2.465%	3/22/2005(1)	175,000	174,750
Network Rail Finance PLC	2.571%	4/11/2005(1)	85,000	84,753
Network Rail Finance PLC	2.698%	5/3/2005 (1)	100,000	99,531
Network Rail Finance PLC	2.809%	5/24/2005 (1)	160,000	158,958
Network Rail Finance PLC	2.824%	5/25/2005(1)	150,000	149,007

				866,920

Industrial (1.1%)
Pfizer, Inc.	2.584%	4/11/2005(1)	34,269	34,169
Pfizer, Inc.	2.584%	4/12/2005(1)	93,700	93,419
Procter & Gamble	2.414%	3/15/2005(1)	5,200	5,195
Procter & Gamble	2.515%	3/17/2005(1)	170,740	170,549
Procter & Gamble	2.414%	3/18/2005(1)	55,000	54,938
Procter & Gamble	2.626%	4/25/2005(1)	196,600	195,816

				554,086

Insurance (0.3%)
MetLife Funding Inc.	2.697%	5/2/2005	147,500	146,819

TOTAL COMMERCIAL PAPER
(Cost $13,616,872)				13,616,872

CERTIFICATES OF DEPOSIT (20.2%)

Certificates of Deposit-U.S. Banks (3.2%)
State Street Bank & Trust	2.530%	3/3/2005	190,000	190,000
State Street Bank & Trust	2.530%	3/4/2005	195,000	195,000
State Street Bank & Trust	2.530%	3/7/2005	195,000	195,000
State Street Bank & Trust	2.530%	3/8/2005	195,000	195,000
State Street Bank & Trust	2.520%	3/21/2005	200,000	200,000
Wells Fargo Bank, NA	2.520%	3/3/2005	144,000	144,000
Wells Fargo Bank, NA	2.520%	3/17/2005	450,000	450,000

				1,569,000

Yankee Certificates of Deposit-U.S. Branches (17.0%)
Abbey National Treasury Service (New York Branch)	2.520%	3/10/2005	302,000	302,000
Australia & New Zealand Banking Group
(New York Branch)	2.680%	5/3/2005	275,000	275,000
Bank of Montreal (Chicago Branch)	2.540%	3/2/2005	100,000	100,000
Bank of Montreal (Chicago Branch)	2.330%	3/3/2005	140,000	140,000
Bank of Montreal (Chicago Branch)	2.530%	3/9/2005	305,000	305,000
Bank of Montreal (Chicago Branch)	2.680%	5/2/2005	245,000	245,000
Bank of Nova Scotia (Portland Branch)	2.530%	3/7/2005	110,050	110,050
Bank of Nova Scotia (Portland Branch)	2.530%	3/7/2005	304,000	304,000
Bank of Nova Scotia (Portland Branch)	2.530%	3/8/2005	110,000	110,000
Bank of Nova Scotia (Portland Branch)	2.530%	3/8/2005	228,000	228,000
Bank of Nova Scotia (Portland Branch)	2.530%	3/9/2005	227,000	227,000
Barclays Bank PLC (New York Branch)	2.530%	4/5/2005	77,000	77,000
Barclays Bank PLC (New York Branch)	2.530%	4/5/2005	372,000	372,000
Barclays Bank PLC (New York Branch)	2.780%	5/18/2005	60,000	60,000

	Yield^^	Maturity Date	Face Amount (000)	Market Value^ (000)
Canadian Imperial Bank of Commerce
(New York Branch)	2.690%	4/25/2005	$ 195,000	$ 195,000
Deutsche Bank (New York Branch)	2.440%	3/11/2005	950,000	950,000
Dexia Bank (New York Branch)	2.515%	4/5/2005	315,000	315,000
Dexia Bank (New York Branch)	2.670%	5/2/2005	125,000	125,000
Dexia Bank (New York Branch)	2.815%	5/23/2005	150,000	149,998
Fortis Bank (New York Branch)	2.360%	3/7/2005	248,000	248,000
Fortis Bank (New York Branch)	2.660%	4/28/2005	700,000	700,000
HSBC Bank USA (New York Branch)	2.530%	3/21/2005	150,000	150,000
HSH Nordbank AG (New York Branch)	2.330%	3/3/2005	200,000	200,000
HSH Nordbank AG (New York Branch)	2.530%	3/7/2005	390,000	390,000
HSH Nordbank AG (New York Branch)	2.430%	3/14/2005	100,000	100,000
HSH Nordbank AG (New York Branch)	2.430%	3/17/2005	97,000	97,000
HSH Nordbank AG (New York Branch)	2.500%	4/4/2005	130,000	130,000
Landesbank Baden-Wuerttemberg (New York Branch)	2.720%	5/9/2005	460,000	460,000
Landesbank Hessen-Thueringen (New York Branch)	2.700%	5/6/2005	295,000	294,314
Lloyds TSB Bank PLC (New York Branch)	2.540%	4/11/2005	130,000	129,994
Lloyds TSB Bank PLC (New York Branch)	2.610%	4/21/2005	393,000	392,997
Rabobank Nederlanden (New York Branch)	2.425%	3/17/2005	390,000	390,000
Svenska Handelsbanken, AB (New York Branch)	2.550%	3/22/2005	128,000	128,001

				8,400,354

TOTAL CERTIFICATES OF DEPOSIT
(Cost $9,969,354)				9,969,354

EURODOLLAR CERTIFICATES OF DEPOSIT (16.7%)

ABN-AMRO Bank NV	2.440%	3/16/2005	203,000	202,999
ABN-AMRO Bank NV	2.500%	4/6/2005	200,000	200,000
ABN-AMRO Bank NV	2.620%	4/21/2005	235,000	235,000
ABN-AMRO Bank NV	2.690%	5/4/2005	334,000	334,000
BNP Paribas	2.640%	4/26/2005	280,000	280,000
BNP Paribas	2.790%	5/23/2005	232,000	231,984
BNP Paribas	2.810%	5/24/2005	392,000	392,000
Barclays Bank PLC	2.410%	3/9/2005	130,000	130,000
Barclays Bank PLC	2.695%	5/3/2005	350,000	350,000
Barclays Bank PLC	2.730%	5/11/2005	239,000	239,000
Calyon	2.395%	3/9/2005	575,000	575,001
Deutsche Bank	2.535%	3/11/2005	30,000	30,000
HBOS PLC	2.820%	5/25/2005	275,000	275,000
HSBC Bank PLC	2.580%	4/14/2005	597,000	597,000
HSBC Bank PLC	2.630%	4/25/2005	236,000	236,000
ING Bank NV	2.425%	3/7/2005	240,000	240,000
ING Bank NV	2.640%	4/26/2005	275,000	275,000
Landesbank Baden-Wuerttemberg	2.360%	3/2/2005	492,000	492,000
Landesbank Baden-Wuerttemberg	2.535%	4/7/2005	270,000	270,001
Landesbank Hessen-Thueringen	2.435%	3/7/2005	300,000	300,000
Landesbank Hessen-Thueringen	2.485%	3/29/2005	195,000	194,999
Landesbank Hessen-Thueringen	2.505%	3/31/2005	245,000	245,003
Landesbank Hessen-Thueringen	2.690%	5/4/2005	185,000	185,000
Royal Bank of Scotland PLC	2.460%	3/14/2005	150,000	150,000
Royal Bank of Scotland PLC	2.680%	5/4/2005	600,000	600,000
Societe Generale	2.350%	3/1/2005	40,000	40,000

Prime Money Market Fund	Yield^^	Maturity Date	Face Amount (000)	Market Value^ (000)
Societe Generale	2.400%	3/10/2005	$ 620,000	$ 620,000
Societe Generale	2.720%	5/9/2005	316,000	316,000

TOTAL EURODOLLAR CERTIFICATES OF DEPOSIT
(Cost $8,235,987)				8,235,987

OTHER NOTES (1.7%)

Bank of America, N.A	2.420%	3/1/2005	487,000	487,000
Bank of America, N.A	2.620%	4/20/2005	335,000	335,000

TOTAL OTHER NOTES
(Cost $822,000)				822,000

REPURCHASE AGREEMENTS (12.1%)

Barclays Capital Inc.
(Dated 2/28/2005, Repurchase Value $1,181,256,000,
collateralized by Federal National Mortgage Assn
Discount Note, 3/28/2005-5/25/2005,
Federal National Mortgage Assn.,
4.000%-6.250%, 12/15/2005-5/15/2029,
Federal Home Loan Bank Discount Notes, 7/22/2005,
Federal Home Loan Bank, 2.500%-4.125%,
3/15/2006-11/15/2006, Federal Home Loan
Mortgage Corp. Discount Note,
3/1/2005-12/14/2005, Federal Home Loan
Mortgage Corp., 6.625%, 9/15/2009)	2.640%	3/1/2005	1,181,169	1,181,169
Bank of America Securities, LLC
(Dated 2/28/2005, Repurchase Value $1,422,323,000,
collateralized by Federal Farm Credit Bank Discount Note,
3/10/2005-2/15/2006, Federal Farm Credit Bank,
2.125%-6.600%, 6/10/2005-1/18/2011,
Federal National Mortgage Assn. Discount Note,
3/1/2005-12/15/2005, Federal National Mortgage Assn.,
0.000%-6.625%, 9/27/2005-1/15/2030,
Federal Home Loan Bank Discount Note,
3/2/2005-2/13/2006, Federal Home Loan Bank,
0.000%-3.375%, 3/1/2005-3/14/2008,
Federal Home Loan Mortgage Corp. Discount Note,
3/14/2005-2/7/2006, Federal Home Loan
Mortgage Corp., 1.500%-7.000%,
6/15/2005-3/15/2031)	2.630%	3/1/2005	1,422,219	1,422,219
Deutsche Bank Securities Inc.
(Dated 2/28/2005, Repurchase Value $622,068,000,
collateralized by Federal Farm Credit Bank,
2.125%-7.210%, 12/1/2005-1/15/2009,
Federal National Mortgage Assn. Discount Notes,
4/8/2005-7/6/2005, Federal National Mortgage Assn.,
1.875%-7.125%, 9/15/2005-1/15/2030,
Federal Home Loan Bank Discount Note, 4/22/2005,
Federal Home Loan Bank, 1.500%-7.625%,
5/13/2005-8/15/2012, Federal Home Loan
Mortgage Corp. Discount Note, 3/8/2005-11/30/2005,
Federal Home Loan Mortgage Corp., 1.750%-7.200%,
5/15/2005-7/15/2032)	2.620%	3/1/2005	622,023	622,023

Prime Money Market Fund	Yield^^	Maturity Date	Face Amount (000)	Market Value^ (000)
Goldman Sachs & Co.
(Dated 2/28/2005, Repurchase Value $1,185,086,000,
collateralized by Federal Farm Credit Bank Discount Note,
3/11/2005-3/24/2005, Federal Farm Credit Bank,
3.750%, 1/15/2009, Federal National Mortgage Assn
Discount Note, 3/1/2005-4/15/2005, Federal National
Mortgage Assn., 0.000%-7.125%, 9/15/2005-
1/15/2030, Federal Home Loan Bank, 1.200%-
6.025%, 4/1/2005-8/3/2018, Federal Home Loan
Mortgage Corp. Discount Note, 3/1/2005-
6/30/2005, Federal Home Loan Mortgage Corp.,
2.125%-6.000%, 11/15/2005-9/15/2011)	2.620%	3/1/2005	$1,185,000	$1,185,000
Morgan Stanley & Co. Inc.
(Dated 2/28/2005, Repurchase Value $1,475,107,000,
collateralized by Federal Home Loan Mortgage Corp,
1.420%-7.000%, 3/1/2005-3/15/2031)	2.620%	3/1/2005	1,475,000	1,475,000
Societe Generale
(Dated 2/28/2005, Repurchase Value $77,983,000,
collateralized by U.S. Treasury Bill, 5/26/2005,
U.S. Treasury Note, 2.375%, 8/31/2006)	2.550%	3/1/2005	77,977	77,977
Societe Generale
(Dated 2/28/2005, Repurchase Value $22,133,000,
collateralized by U.S. Treasury Note, 2.375%,
8/31/2006)	2.590%	3/1/2005	22,131	22,131

TOTAL REPURCHASE AGREEMENTS
(Cost $5,985,519)				5,985,519

MONEY MARKET FUND (0.2%)

			Shares
Vanguard Yorktown Liquidity Fund, 2.547%**
(Cost $100,000)			100,000,018	100,000

TOTAL INVESTMENTS (99.8%)
(Cost $49,277,916)				49,277,916

OTHER ASSETS AND LIABILITIES (0.2%)

Other Assets-Note B				330,280
Liabilities				(212,428)

				117,852

NET ASSETS (100%)				$49,395,768

^See Note A in Notes to Financial Statements.
^^Represents annualized yield at date of purchase for discount securities, and coupon for coupon-bearing securities.
*The issuer operates under a congressional charter; its securities are neither issued nor guaranteed by the U.S. government. If needed, access to additional funding from the U.S. Treasury (beyond the issuer's line-of-credit) would require congressional action.
**Money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
(1)Security exempt from registration under Section 4(2) of the Securities Act of 1933. These securities may be sold in transactions exempt from registration only to dealers in that program or other "accredited investors." At February 28, 2005, the value of these securities was $5,337,627,000, representing 10.8% of net assets.

Amount
Prime Money Market Fund	(000)

AT FEBRUARY 28, 2005, NET ASSETS CONSISTED OF:

Paid-in Capital	$49,397,668
Undistributed Net Investment Income	—
Accumulated Net Realized Losses	(1,900)

NET ASSETS	$49,395,768

Investor Shares-Net Assets
Applicable to 43,929,209,334 outstanding $.001
par value shares of beneficial interest (unlimited authorization)	$43,927,588

NET ASSET VALUE PER SHARE-INVESTOR SHARES	$1.00

Institutional Shares-Net Assets
Applicable to 5,468,466,991 outstanding $.001
par value shares of beneficial interest (unlimited authorization)	$5,468,180

NET ASSET VALUE PER SHARE-INSTITUTIONAL SHARES	$1.00

Federal Money Market Fund	Yield^^	Maturity Date	Face Amount (000)	Market Value^ (000)
U.S. GOVERNMENT AND AGENCY OBLIGATIONS (77.0%)

Federal Home Loan Bank*	2.84%-2.388%	3/18/2005	$ 1,160,000	$ 1,158,701
Federal Home Loan Bank*	2.535%	4/15/2005	100,000	99,685
Federal Home Loan Bank*	2.632%	5/6/2005	117,000	116,439
Federal Home Loan Mortgage Corp.*	2.333%	3/8/2005	390,000	389,824
Federal Home Loan Mortgage Corp.*	2.394%	3/15/2005	75,000	74,931
Federal Home Loan Mortgage Corp.*	2.494%	4/5/2005	18,000	17,957
Federal Home Loan Mortgage Corp.*	2.592%-2.597%	4/26/2005	197,000	196,210
Federal Home Loan Mortgage Corp.*	2.728%	5/24/2005	420,000	417,344
Federal National Mortgage Assn.*	2.582%-2.586%	4/20/2005	315,000	313,876
Federal National Mortgage Assn.*	2.642%	5/4/2005	175,000	174,183
U.S. Treasury Bill	2.350%	4/14/2005	35,000	34,900
U.S. Treasury Bill	2.416%	5/5/2005	800,000	796,447
U.S. Treasury Bill	2.552%-2.561%	5/19/2005	340,000	338,106
U.S. Treasury Bill	2.685%	5/26/2005	100,000	99,356

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS
(Cost $4,227,959)				4,227,959

REPURCHASE AGREEMENTS (22.9%)

Barclays Capital Inc.
(Dated 2/28/2005, Repurchase Value $340,025,000,
collateralized by Federal National Mortgage Assn.
Discount Note, 7/20/2005, Federal National
Mortgage Assn., 5.500%, 2/15/2006,
Federal Home Loan Mortgage Corp.
Discount Note, 6/15/2005)	2.640%	3/1/2005	340,000	340,000
Bank of America Securities, LLC
(Dated 2/28/2005, Repurchase Value $330,024,000,
collateralized by Federal National Mortgage Assn.
Discount Note, 4/13/2005-9/16/2005, Federal Home
Loan Bank Discount Note,3/4/2005, Federal Home
Loan Mortgage Corp. Discount Note, 6/15/2005-
10/18/2005, Federal Home Loan Mortgage Corp.,
4.125%, 11/18/2009)	2.630%	3/1/2005	330,000	330,000
Deutsche Bank Securities Inc.
(Dated 2/28/2005, Repurchase Value $335,026,000,
collateralized by Federal Farm Credit Bank Discount Note,
10/14/2005, Federal Farm Credit Bank, 3.000%,
4/15/2008, Federal National Mortgage Assn.
Discount Note, 4/1/2005-4/13/2005,
Federal National Mortgage Assn., 0.000%-7.00%,
7/15/2005-11/15/2030, Federal Home Loan Bank,
1.625%-5.905%, 4/15/2005-4/29/2009,
Federal Home Loan Mortgage Corp.
Discount Note, 5/27/2005)	2.620%	3/1/2005	335,002	335,002

Federal Money Market Fund	Yield^^	Maturity Date	Face Amount (000)	Market Value^ (000)
Goldman Sachs & Co.
(Dated 2/28/2005, Repurchase Value $250,018,000,
collateralized by Federal Farm Credit Bank Discount Note,
6/17/2005, Federal National Mortgage Assn.,
3.125%-4.375%, 7/15/2006-10/15/2006,
Federal Home Loan Mortgage Corp. Discount Note,
4/11/2005, Federal Home Loan Mortgage Corp.,
1.750%-2.875%, 5/15/2005-9/15/2005,
Federal Home Loan Bank, 1.625%-5.790%,
4/15/2005-6/18/2014)	2.620%	3/1/2005	$250,000	$250,000

TOTAL REPURCHASE AGREEMENTS
(Cost $1,255,002)				1,255,002

TOTAL INVESTMENTS (99.9%)
(Cost $5,482,961)				5,482,961

OTHER ASSETS AND LIABILITIES (0.1%)

Other Assets-Note B				29,454
Liabilities				(22,085)

				7,369

NET ASSETS (100%)

Applicable to 5,490,464,621 outstanding $.001
par value shares of beneficial interest (unlimited authorization)				$5,490,330

NET ASSET VALUE PER SHARE				$1.00

^See Note A in Notes to Financial Statements.
^^Represents annualized yield at date of purchase for discount securities, and coupon for coupon-bearing securities.
*The issuer operates under a congressional charter; its securities are neither issued nor guaranteed by the U.S. government. If needed, access to additional funding from the U.S. Treasury (beyond the issuer's line-of-credit) would require congressional action.

AT FEBRUARY 28, 2005, NET ASSETS CONSISTED OF:
	Amount	Per
	(000)	Share

Paid-in Capital	$5,490,476	$1.00
Undistributed Net Investment Income	—	—
Accumulated Net Realized Losses	(146)	—

NET ASSETS	$5,490,330	$1.00

Treasury Money Market Fund	Yield^^	Maturity Date	Face Amount (000)	Market Value^ (000)
U.S. GOVERNMENT SECURITIES (100.0%)

U.S. Treasury Bill	1.915%-2.347%	3/10/2005	$ 609,781	$ 609,455
U.S. Treasury Bill	2.339%-2.364%	3/17/2005	359,492	359,116
U.S. Treasury Bill	2.415%-2.469%	3/24/2005	533,324	532,494
U.S. Treasury Bill	2.273%	4/7/2005	173,229	172,827
U.S. Treasury Bill	2.334%-2.350%	4/14/2005	500,013	498,590
U.S. Treasury Bill	2.318%-2.396%	4/21/2005	687,000	684,708
U.S. Treasury Bill	2.418%-2.439%	4/28/2005	4,479	4,462
U.S. Treasury Bill	2.485%	5/5/2005	820,000	816,343
U.S. Treasury Bill	2.485%	5/12/2005	508,000	505,490
U.S. Treasury Bill	2.561%	5/19/2005	430,000	427,598

TOTAL U.S. GOVERNMENT SECURITIES
(Cost $4,611,083)				4,611,083

OTHER ASSETS AND LIABILITIES

Receivables for Investment Securities Sold				119,930
Other Assets-Note B				20,448
Payables for Investment Securities Purchased				(119,811)
Other Liabilities				(21,680)

				(1,113)

NET ASSETS (100%)

Applicable to 4,609,655,352 outstanding $.001
par value shares of beneficial interest (unlimited authorization)				$4,609,970

NET ASSET VALUE PER SHARE				$1.00

^See Note A in Notes to Financial Statements.
^^Represents annualized yield at date of purchase for discount securities, and coupon for coupon-bearing securities.

AT FEBRUARY 28, 2005, NET ASSETS CONSISTED OF:

	Amount	Per
	(000)	Share

Paid-in Capital	$4,609,675	$1.00
Undistributed Net Investment Income	—	—
Accumulated Net Realized Gains	295	—

NET ASSETS	$4,609,970	$1.00

Admiral Treasury Money Market Fund	Yield^^	Maturity Date	Face Amount (000)	Market Value^ (000)

U.S. GOVERNMENT SECURITIES (99.8%)

U.S. Treasury Bill	2.155%-2.347%	3/10/2005	$1,198,411	$1,197,733
U.S. Treasury Bill	2.339%-2.359%	3/17/2005	1,176,217	1,174,986
U.S. Treasury Bill	2.415%-2.469%	3/24/2005	1,781,054	1,778,280
U.S. Treasury Bill	2.273%-2.293%	4/7/2005	987,046	984,744
U.S. Treasury Bill	2.334%-2.350%	4/14/2005	1,589,311	1,584,790
U.S. Treasury Bill	2.312%-2.418%	4/21/2005	2,868,762	2,859,215
U.S. Treasury Bill	2.346%-2.439%	4/28/2005	450,596	448,902
U.S. Treasury Bill	2.460%-2.486%	5/5/2005	646,152	643,272
U.S. Treasury Bill	2.485%	5/12/2005	1,815,048	1,806,082
U.S. Treasury Bill	2.561%	5/19/2005	1,465,000	1,456,818

TOTAL U.S. GOVERNMENT SECURITIES
(Cost $13,934,822)				13,934,822

OTHER ASSETS AND LIABILITIES (0.2%)

Receivables for Investment Securities Sold				484,717
Other Assets-Note B				78,570
Payables for Investment Securities Purchased				(484,236)
Other Liabilities				(55,689)

				23,362

NET ASSETS (100%)

Applicable to 13,958,839,963 outstanding $.001
par value shares of beneficial interest (unlimited authorization)				$13,958,184

NET ASSET VALUE PER SHARE				$1.00

^See Note A in Notes to Financial Statements.
^^Represents annualized yield at date of purchase for discount securities, and coupon for coupon-bearing securities.

AT FEBRUARY 28, 2005, NET ASSETS CONSISTED OF:

	Amount	Per
	(000)	Share

Paid-in Capital	$13,958,841	$1.00
Undistributed Net Investment Income	—	—
Accumulated Net Realized Losses	(657)	—

NET ASSETS	$13,958,184	$1.00

STATEMENT OF OPERATIONS

This Statement shows interest income earned by each fund during the reporting period, and details the operating expenses charged to each class of its shares. These expenses directly reduce the amount of investment income available to pay to shareholders as income dividends. This Statement also shows any Net Gain (Loss) realized on the sale of investments, and any Unrealized Appreciation (Depreciation) of investments during the period. For money market funds, Realized Net Gain (Loss) should always be minimal, and Unrealized Appreciation (Depreciation) should be zero.

	Prime Money Market Fund	Federal Money Market Fund	Treasury Money Market Fund	Admiral Treasury Money Market Fund

	Six Months Ended February 28, 2005
	(000)	(000)	(000)	(000)

INVESTMENT INCOME
Income
Interest	$500,730	$55,252	$43,910	$130,615

Total Income	500,730	55,252	43,910	130,615

Expenses
The Vanguard Group-Note B
Investment Advisory Services	2,808	319	267	776
Management and Administrative
Investor Shares	56,307	7,127	5,958	6,150
Institutional Shares	1,202	—	—	—
Marketing and Distribution
Investor Shares	4,182	531	443	1,272
Institutional Shares	494	—	—	—
Custodian Fees	377	48	23	110
Shareholders' Reports
Investor Shares	313	41	39	23
Institutional Shares	—	—	—	—
Trustees' Fees and Expenses	43	5	4	10

Total Expenses	65,726	8,071	6,734	8,341

NET INVESTMENT INCOME	435,004	47,181	37,176	122,274

REALIZED NET GAIN (LOSS)
ON INVESTMENT SECURITIES SOLD	(1,436)	(134)	(176)	(569)

UNREALIZED APPRECIATION (DEPRECIATION)
OF INVESTMENT SECURITIES	—	—	—	—

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$433,568	$47,047	$37,000	$121,705

STATEMENT OF CHANGES IN NET ASSETS

This Statement shows how each fund’s total net assets changed during the two most recent reporting periods. The Operations section summarizes information detailed in the Statement of Operations. Because the fund distributes its income to shareholders each day, the amounts of Dividends from Net Investment Income generally equal the net income earned as shown under the Operations section. The Capital Share Transactions section shows the amount shareholders invested in the fund, either by purchasing shares or by reinvesting distributions, and the amounts redeemed. Dividends and Capital Share Transactions are shown separately for each class of shares.

	Prime Money Market Fund
	Six Months Ended Feb. 28, 2005 (000)	Year Ended Aug. 31, 2004 (000)
INCREASE (DECREASE) IN NET ASSETS
Operations
Net Investment Income	$ 435,004	$ 413,651
Realized Net Gain (Loss)	(1,436)	(1,958)
Unrealized Appreciation (Depreciation)	—	—

Net Increase (Decrease) in Net Assets
Resulting from Operations	433,568	411,693

Dividends from Net Investment Income
Investor Shares	(383,056)	(365,640)
Institutional Shares	(51,948)	(48,011)

Total Dividends	(435,004)	(413,651)

Capital Share Transactions-Investor Shares (at $1.00)
Issued	24,440,444	49,361,746
Issued in Lieu of Cash Distributions	372,157	354,616
Redeemed	(24,767,687)	(53,171,876)

Net Increase (Decrease)-Investor Shares	44,914	(3,455,514)

Capital Share Transactions-Institutional Shares (at $1.00)
Issued	2,997,275	7,804,958
Issued in Lieu of Cash Distributions	47,327	44,586
Redeemed	(2,877,499)	(6,844,040)

Net Increase (Decrease)-Institutional Shares	167,103	1,005,504

Total Increase (Decrease)	210,581	(2,451,968)

Net Assets
Beginning of Period	49,185,187	51,637,155

End of Period	$49,395,768	$49,185,187

	Federal Money Market Fund
	Six Months Ended Feb. 28, 2005 (000)	Year Ended Aug. 31, 2004 (000)
INCREASE (DECREASE) IN NET ASSETS
Operations
Net Investment Income	$ 47,181	$ 47,322
Realized Net Gain (Loss)	(134)	(146)
Unrealized Appreciation (Depreciation)	—	—

Net Increase (Decrease) in Net Assets
Resulting from Operations	47,047	47,176

Dividends from Net Investment Income	(47,181)	(47,322)

Capital Share Transactions (at $1.00)
Issued	2,002,426	3,997,574
Issued in Lieu of Cash Distributions	45,923	45,996
Redeemed	(2,133,176)	(4,757,203)

Net Increase (Decrease) from Capital Share Transactions	(84,827)	(713,633)

Total Increase (Decrease)	(84,961)	(713,779)

Net Assets
Beginning of Period	5,575,291	6,289,070

End of Period	$5,490,330	$5,575,291

	Treasury
	Money Market Fund
	Six Months	Year
	Ended	Ended
	Feb. 28, 2005	Aug. 31, 2004
	(000)	(000)

INCREASE (DECREASE) IN NET ASSETS
Operations
Net Investment Income	$ 37,176	$ 34,661
Realized Net Gain (Loss)	(176)	(66)
Unrealized Appreciation (Depreciation)	—	—

Net Increase (Decrease) in Net Assets
Resulting from Operations	37,000	34,595

Dividends from Net Investment Income	(37,176)	(34,661)

Capital Share Transactions (at $1.00)
Issued	2,106,169	4,091,422
Issued in Lieu of Cash Distributions	36,151	33,683
Redeemed	(2,160,107)	(4,456,391)
Net Increase (Decrease) from Capital Share Transactions	(17,787)	(331,286)

Total Increase (Decrease)	(17,963)	(331,352)

Net Assets
Beginning of Period	4,627,933	4,959,285

End of Period	$4,609,970	$4,627,933

STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)

	Admiral Treasury Money Market Fund
	Six Months Ended Feb. 28, 2005 (000)	Year Ended Aug. 31, 2004 (000)
INCREASE (DECREASE) IN NET ASSETS
Operations
Net Investment Income	$ 122,274	$ 117,698
Realized Net Gain (Loss)	(569)	(514)
Unrealized Appreciation (Depreciation)	—	—

Net Increase (Decrease) in Net Assets
Resulting from Operations	121,705	117,184

Dividends from Net Investment Income	(122,274)	(117,698)

Capital Share Transactions (at $1.00)
Issued	7,650,268	13,206,791
Issued in Lieu of Cash Distributions	114,420	111,037
Redeemed	(7,076,079)	(13,176,473)

Net Increase (Decrease) from Capital Share Transactions	688,609	141,355

Total Increase (Decrease)	688,040	140,841

Net Assets
Beginning of Period	13,270,144	13,129,303

End of Period	$13,958,184	$13,270,144

FINANCIAL HIGHLIGHTS

Each fund’s objective is to maintain a constant net asset value of $1.00 per share by distributing all of the fund’s net investment income and avoiding capital gains or losses. The financial highlights table summarizes each fund’s investment results and distributions to shareholders on a per-share basis for each class of shares. The table also presents the Total Return and shows net investment income and expenses as percentages of average net assets. These data will help you assess the variability of net income returns from year to year and how much it costs to operate the fund.

Prime Money Market Fund Investor Shares

For a Share Outstanding	Six Months Ended Feb. 28,	Year Ended August 31,			Dec.1, 2000, to Aug. 31,	Year Ended November 30,
Throughout Each Period	2005	2004	2003	2002	2001*	2000	1999
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Investment Operations
Net Investment Income	.009	.008	.011	.021	.037	.060	.049
Net Realized and Unrealized Gain (Loss)
on Investments	—	—	—	—	—	—	—

Total from Investment Operations	.009	.008	.011	.021	.037	.060	.049

Distributions
Dividends from Net Investment Income	(.009)	(.008)	(.011)	(.021)	(.037)	(.060)	(.049)
Distributions from Realized Capital Gains	—	—	—	—	—	—	—

Total Distributions	(.009)	(.008)	(.011)	(.021)	(.037)	(.060)	(.049)

Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return	0.88%	0.83%	1.12%	2.09%	3.78%	6.21%	4.97%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$43,928	$43,884	$47,341	$49,784	$50,495	$45,719	$39,430
Ratio of Total Expenses to
Average Net Assets	0.29%**	0.30%	0.32%	0.33%	0.33%**	0.33%	0.33%
Ratio of Net Investment Income to
Average Net Assets	1.77%**	0.82%	1.12%	2.07%	4.92%**	6.04%	4.85%

*The fund's fiscal year-end changed from November 30 to August 31, effective August 31, 2001.
**Annualized.

FINANCIAL HIGHLIGHTS (CONTINUED)

Prime Money Market Fund Institutional Shares

For a Share Outstanding	Six Months Ended Feb. 28,	Year Ended August 31,			Dec.1, 2000, to Aug. 31,	Year Ended November 30,
Throughout Each Period	2005	2004	2003	2002	2001*	2000	1999
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Investment Operations
Net Investment Income	.010	.010	.013	.023	.039	.062	.050
Net Realized and Unrealized Gain (Loss)
on Investments	—	—	—	—	—	—	—

Total from Investment Operations	.010	.010	.013	.023	.039	.062	.050

Distributions
Dividends from Net Investment Income	(.010)	(.010)	(.013)	(.023)	(.039)	(.062)	(.050)
Distributions from Realized Capital Gains	—	—	—	—	—	—	—

Total Distributions	(.010)	(.010)	(.013)	(.023)	(.039)	(.062)	(.050)

Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return	0.99%	1.05%	1.33%	2.31%	3.93%	6.39%	5.15%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$5,468	$5,301	$4,296	$3,893	$3,850	$2,660	$1,776
Ratio of Total Expenses to
Average Net Assets	0.08%**	0.09%	0.10%	0.11%	0.13%**	0.15%	0.15%
Ratio of Net Investment Income to
Average Net Assets	1.99%**	1.05%	1.32%	2.27%	5.03%**	6.24%	5.04%

*The fund's fiscal year-end changed from November 30 to August 31, effective August 31, 2001.
**Annualized.

Federal Money Market Fund

For a Share Outstanding	Six Months Ended Feb. 28,	Year Ended August 31,			Dec.1, 2000, to Aug. 31,	Year Ended November 30,
Throughout Each Period	2005	2004	2003	2002	2001*	2000	1999
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Investment Operations
Net Investment Income	.009	.008	.011	.021	.037	.059	.048
Net Realized and Unrealized Gain (Loss)
on Investments	—	—	—	—	—	—	—

Total from Investment Operations	.009	.008	.011	.021	.037	.059	.048

Distributions
Dividends from Net Investment Income	(.009)	(.008)	(.011)	(.021)	(.037)	(.059)	(.048)
Distributions from Realized Capital Gains	—	—	—	—	—	—	—

Total Distributions	(.009)	(.008)	(.011)	(.021)	(.037)	(.059)	(.048)

Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return	0.86%	0.82%	1.11%	2.12%	3.78%	6.11%	4.89%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$5,490	$5,575	$6,289	$6,794	$6,527	$5,495	$5,243
Ratio of Total Expenses to
Average Net Assets	0.29%**	0.30%	0.32%	0.33%	0.33%**	0.33%	0.33%
Ratio of Net Investment Income to
Average Net Assets	1.72%**	0.81%	1.11%	2.10%	4.92%**	5.94%	4.79%

*The fund's fiscal year-end changed from November 30 to August 31, effective August 31, 2001.
**Annualized.

Treasury Money Market Fund

For a Share Outstanding	Six Months Ended Feb. 28,	Year Ended August 31,			Dec.1, 2000, to Aug. 31,	Year Ended November 30,
Throughout Each Period	2005	2004	2003	2002	2001*	2000	1999
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Investment Operations
Net Investment Income	.008	.007	.010	.020	.035	.056	.044
Net Realized and Unrealized Gain (Loss)
on Investments	—	—	—	—	—	—	—

Total from Investment Operations	.008	.007	.010	.020	.035	.056	.044

Distributions
Dividends from Net Investment Income	(.008)	(.007)	(.010)	(.020)	(.035)	(.056)	(.044)
Distributions from Realized Capital Gains	—	—	—	—	—	—	—

Total Distributions	(.008)	(.007)	(.010)	(.020)	(.035)	(.056)	(.044)

Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return	0.81%	0.74%	1.03%	1.98%	3.58%	5.70%	4.51%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$4,610	$4,628	$4,959	$4,822	$4,453	$4,107	$4,593
Ratio of Total Expenses to
Average Net Assets	0.29%**	0.30%	0.32%	0.33%	0.33%**	0.33%	0.33%
Ratio of Net Investment Income to
Average Net Assets	1.63%**	0.73%	1.03%	1.95%	4.68%**	5.53%	4.41%

*The fund's fiscal year-end changed from November 30 to August 31, effective August 31, 2001.
**Annualized.

FINANCIAL HIGHLIGHTS (CONTINUED)

Admiral Treasury Money Market Fund

For a Share Outstanding	Six Months Ended Feb. 28,	Year Ended August 31,			Feb.1, 2000, to Aug. 31,	Year Ended January 31,
Throughout Each Period	2005	2004	2003	2002	2001*	2000	1999
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Investment Operations
Net Investment Income	.009	.009	.012	.021	.026	.059	.047
Net Realized and Unrealized Gain (Loss)
on Investments	—	—	—	—	—	—	—

Total from Investment Operations	.009	.009	.012	.021	.026	.059	.047

Distributions
Dividends from Net Investment Income	(.009)	(.009)	(.012)	(.021)	(.026)	(.059)	(.047)
Distributions from Realized Capital Gains	—	—	—	—	—	—	—

Total Distributions	(.009)	(.009)	(.012)	(.021)	(.026)	(.059)	(.047)

Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return	0.90%	0.91%	1.20%	2.15%	2.65%	6.07%	4.79%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$13,958	$13,270	$13,129	$10,608	$7,851	$6,746	$5,648
Ratio of Total Expenses to
Average Net Assets	0.12%**	0.13%	0.14%	0.14%	0.15%**	0.15%	0.15%
Ratio of Net Investment Income to
Average Net Assets	1.80%**	0.91%	1.18%	2.09%	4.49%**	5.90%	4.69%

*The fund's fiscal year-end changed from January 31 to August 31, effective August 31, 2001.
**Annualized.

NOTES TO FINANCIAL STATEMENTS

Vanguard Money Market Funds comprise the Prime Money Market Fund, Federal Money Market Fund, Treasury Money Market Fund, and Admiral Treasury Money Market Fund, each of which is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund.

The Prime Money Market Fund invests in short-term debt instruments of companies primarily operating in specific industries, particularly financial services; the issuers’ abilities to meet their obligations may be affected by economic developments in such industries. The Federal Money Market Fund invests in short-term debt instruments issued by the U.S. government or its agencies and instrumentalities. The Treasury Money Market Fund and the Admiral Treasury Money Market Fund invest in short-term debt instruments backed by the full faith and credit of the U.S. government.

The Prime Money Market Fund offers two classes of shares, Investor Shares and Institutional Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. Institutional Shares are designed for investors who meet certain administrative and servicing criteria and invest a minimum of $10 million. The Federal, Treasury, and Admiral Treasury Money Market Funds each offer only Investor Shares.

A.   The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The funds consistently follow such policies in preparing their financial statements.

1.	Security Valuation: Securities are valued at amortized cost, which approximates market value. Investments in Vanguard Yorktown(TM)Liquidity Fund are valued at that fund's net asset value.

2.	Repurchase Agreements: The Prime Money Market and Federal Money Market Funds, may invest in repurchase agreements. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal; however, in the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

3.	Federal Income Taxes: Each fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provision for federal income taxes is required in the financial statements.

4.	Distributions: Dividends from net investment income are declared daily and paid on the first business day of the following month.

5.	Other: Interest income includes income distributions received from Vanguard Yorktown Liquidity Fund and is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B.   The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, shareholder accounting, marketing, and distribution services. The costs of such services are allocated to each fund under methods approved by the board of trustees. Each fund has committed to provide up to 0.40% of its assets in capital contributions to Vanguard. At February 28, 2005, the funds had contributed capital to Vanguard (included in Other Assets) of:

Money Market Fund	Capital Contribution to Vanguard (000)	Percentage of Fund Net Assets	Percentage of Vanguard's Capitalization
Prime	$6,461	0.01%	6.46%

Federal	725	0.01	0.72

Treasury	604	0.01	0.60

Admiral Treasury	1,840	0.01	1.84

The funds’ trustees and officers are also directors and officers of Vanguard.

THE PEOPLE WHO GOVERN YOUR FUND

The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them on an at-cost basis.

A majority of Vanguard's board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals.

Our independent board members bring distinguished backgrounds in business, academia, and public service to their task of working with Vanguard officers to establish the policies and oversee the activities of the funds. Among board members’ responsibilities are

Name (Year of Birth) Trustee/Officer Since	Position(s) Held with Fund (Number of Vanguard Funds Overseen by Trustee/Officer)	Principal Occupation(s) During the Past Five Years
John J. Brennan* (1954) May 1987	Chairman of the Board, Chief Executive Officer, and Trustee (132)	Chairman of the Board,Chief Executive Officer, and Director/Trustee of The Vanguard Group, Inc., and of each of the investment companies served by The Vanguard Group.

INDEPENDENT TRUSTEES
Charles D. Ellis (1937) January 2001	Trustee (132)	The Partners of `63 (pro bono ventures in education); Senior Advisor to Greenwich Associates (international business strategy consulting);
Successor Trustee of Yale University; Overseer of the Stern School of
Business at New York University; Trustee of the Whitehead Institute
for Biomedical Research.

Rajiv L. Gupta (1945) December 2001**	Trustee (132)	Chairman and Chief Executive Officer of Rohm and Haas Co. (chemicals); Board Member of the American Chemistry Council; Trustee of Drexel University and of the Chemical Heritage Foundation.

JoAnn Heffernan Heisen (1950) July 1998	Trustee (132)	Vice President, Chief Information Officer, and Member of the
Executive Committee of Johnson & Johnson (pharmaceuticals/
consumer products); Director of the University Medical Center at
Princeton and Women's Research and Education Institute.

Burton G. Malkiel (1932) May 1977	Trustee (129)	Chemical Bank Chairman's Professor of Economics, Princeton
University; Director of Vanguard Investment Series plc (Irish invest-
ment fund) (since November 2001), Vanguard Group (Ireland)
Limited (investment management) (since November 2001),
BKF Capital (investment
management), The Jeffrey Co. (holding company), and CareGain, Inc.
(health care management).

André F. Perold (1952) December 2004	Trustee (132)	George Gund Professor of Finance and Banking, Harvard Business
School (since 2000); Senior Associate Dean, Director of Faculty
Recruiting, and Chair of Finance Faculty, Harvard Business School;
Director and Chairman of UNX, Inc. (equities trading firm) (since 2003);
Director of registered investment companies advised by Merrill Lynch
Investment Managers and affiliates (1985–2004), Genbel Securities
Limited (South African financial services firm) (1999–2003), Gensec
Bank (1999–2003), Sanlam Investment Management (1999–2001),
Sanlam, Ltd. (South African insurance company) (2001–2003),
Stockback, Inc. (credit card firm) (2000–2002), and Bulldogresearch.com
(investment research) (1999–2001); and Trustee of Commonfund
(investment management) (1989–2001).

selecting investment advisors for the funds; monitoring fund operations, performance, and costs; reviewing contracts; nominating and selecting new trustees/directors; and electing Vanguard officers.

Each trustee serves a fund until its termination; or until the trustee’s retirement, resignation, or death; or otherwise as specified in the fund’s organizational documents. Any trustee may be removed at a shareholders’ meeting by a vote representing two-thirds of the net asset value of all shares of the fund together with shares of other Vanguard funds organized within the same trust. The table on these two pages shows information for each trustee and executive officer of the fund. The mailing address of the trustees and officers is P.O. Box 876, Valley Forge, PA 19482.

Name (Year of Birth) Trustee/Officer Since	Position(s) Held with Fund (Number of Vanguard Funds Overseen by Trustee/Officer)	Principal Occupation(s) During the Past Five Years
Alfred M. Rankin, Jr. (1941) January 1993	Trustee (132)	Chairman, President, Chief Executive Officer, and Director of NACCO
Industries, Inc. (forklift trucks/housewares/lignite); Director of
Goodrich Corporation (industrial products/aircraft systems and services); Director of Standard Products Company (supplier for the automotive industry) until 1998.

J. Lawrence Wilson (1936) April 1985	Trustee (132)	Retired Chairman and Chief Executive Officer of Rohm and Haas Co.
(chemicals); Director of Cummins Inc. (diesel engines), MeadWestvaco
Corp. (packaging products), and AmerisourceBergen Corp. (pharmaceutical distribution); Trustee of Vanderbilt University and of Culver Educational Foundation.

EXECUTIVE OFFICERS*
R. Gregory Barton (1951) June 2001	Secretary (132)	Managing Director and General Counsel of The Vanguard Group, Inc.; Secretary of The Vanguard Group, Inc. and of each of the investment companies served by The Vanguard Group since June 2001.

Thomas J. Higgins (1957) July 1998	Treasurer (132)	Principal of The Vanguard Group, Inc.; Treasurer of each of the investment companies served by The Vanguard Group.

*Officers of the funds are “interested persons” as defined in the Investment Company Act of 1940.
**December 2002 for Vanguard Equity Income Fund, Vanguard Growth Equity Fund, the Vanguard Municipal Bond Funds, and the Vanguard State Tax-Exempt Funds.

More information about the trustees is in the Statement of Additional Information, available from The Vanguard Group.

VANGUARD SENIOR MANAGEMENT TEAM

Mortimer J. Buckley, Information Technology. James H. Gately, Investment Programs and Services. Kathleen C. Gubanich, Human Resources. F. William McNabb, III, Client Relationship Group.	Michael S. Miller, Planning and Development. Ralph K. Packard, Finance. George U. Sauter, Chief Investment Officer.
John C. Bogle, Founder; Chairman and Chief Executive Officer, 1974-1996.

Post Office Box 2600 Valley Forge, PA 19482-2600

Vanguard, The Vanguard Group, Vanguard.com, Admiral, Yorktown, and the ship logo are trademarks of The Vanguard Group, Inc.	World Wide Web www.vanguard.com
All other marks are the exclusive property of their respective owners.
All comparative mutual fund data are from Lipper Inc. or Morningstar, Inc., unless otherwise noted.	Fund Information 800-662-7447
For More Information
This report is intended for the funds' shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current fund prospectus. To receive a free copy of the prospectus or the Statement of Additional Information, or to request additional information about the funds or other Vanguard funds, please contact us at one of the adjacent telephone numbers or by e-mail through Vanguard.com. Prospectuses may also be viewed online.	Direct Investor Account Services 800-662-2739
You can obtain a free copy of Vanguard's proxy voting guidelines by visiting our website, www.vanguard.com, and searching for "proxy voting guidelines," or by calling Vanguard at 800-662-2739. They are also available from the SEC's website, www.sec.gov. In addition, you may obtain a free report on how your fund voted the proxies for securities it owned during the 12 months ended June 30. To get the report, visit either www.vanguard.com or www.sec.gov.	Institutional Investor Services 800-523-1036
You can review and copy information about your fund at the SEC's Public Reference Room in Washington, D.C. To find out more about this public service, call the SEC at 202-942- 8090. Information about your fund is also available on the SEC's website, and you can receive copies of this information, for a fee, by sending a request in either of two ways: via e-mail addressed to publicinfo@sec.gov or via regular mail addressed to the Public Reference Section, Securities and Exchange Commission, Washington, DC 20549-0102.	Text Telephone 800-952-3335

© 2005 The Vanguard Group, Inc. All rights reserved. Vanguard Marketing Corporation, Distributor.
Q302 042005

Item 2: Not Applicable

Item 3: Not Applicable

Item 4: Not Applicable

Item 5: Not applicable.

Item 6: Not applicable.

Item 7: Not applicable.

Item 8: Not applicable.

Item 9: Not applicable.

Item 10: Not applicable.

Item 11: Controls and Procedures

        (a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant's Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

        (b) Internal Control Over Financial Reporting. There were no significant changes in Registrant’s Internal Control Over Financial Reporting or in other factors that could significantly affect this control subsequent to the date of the evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 12: Exhibits.

        Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD TREASURY FUND
BY:	(signature)
(HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	April 15, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD TREASURY FUND
BY:	(signature)
(HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	April 15, 2005

VANGUARD TREASURY FUND
BY:	(signature)
(HEIDI STAM) THOMAS J. HIGGINS* TREASURER

Date:	April 15, 2005

*By Power of Attorney. See File Number 2-14336, filed on December 20, 2004. Incorporated by Reference.